CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings	Senior Unsecured Convertible Bonds Due 2018 [Member] Additional paid-in capital	Senior Unsecured Convertible Bonds due 2023 [Member] Additional paid-in capital
Balance, at beginning of year at Dec. 31, 2015		$ 93,468	$ 285,859	$ 588,133	$ (1,037)	$ (2,126)	$ 277,513
Balance, at beginning of year (in shares) at Dec. 31, 2015		93,468,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation			403
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options			0
Shares issued		$ 117	206
Stock Issued During Period, Value, Conversion of Convertible Securities			0
Shares issued (in shares)		8,036,575
Transfer arising from reduction in par value of issued shares		$ (92,570)		92,570
Equity component of convertible bond issuance due 2021			4,551						$ 0
Adjustment to equity component of 3.25% convertible bond issuance due 2018 arising from reacquisition of bonds			0					$ (8,517)
Fair value adjustments to hedging financial instruments	$ 9,702				9,702
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0				0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax					0		0
Fair value adjustments to available-for-sale securities					(93,406)
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	0				0
Other items of comprehensive (loss)/income	(38)				(38)
Fair value adjustments to hedging financial instruments in associated companies	1,150					1,150
Net income	146,406						146,406
Dividends declared							(168,289)
Balance, at end of year at Dec. 31, 2016	1,134,095	$ 1,015	282,502	680,703	(84,779)	(976)	255,630
Balance, at end of year (in shares) at Dec. 31, 2016		101,504,575
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Purchase of Assets			0
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	(5,457)
Fair value adjustments to available-for-sale securities	(78,960)
Other items	(362)
Accumulated other comprehensive loss	(84,779)
Amortization of stock-based compensation			374
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options			0
Shares issued		$ 94	88
Stock Issued During Period, Value, Conversion of Convertible Securities			137,063
Shares issued (in shares)		9,426,298
Transfer arising from reduction in par value of issued shares		$ 0		0
Equity component of convertible bond issuance due 2021			0						0
Adjustment to equity component of 3.25% convertible bond issuance due 2018 arising from reacquisition of bonds			0					(16,368)
Fair value adjustments to hedging financial instruments	9,974				9,974
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	1,555				1,555
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax					0		0
Fair value adjustments to available-for-sale securities					(23,528)
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	2,106				2,106
Other items of comprehensive (loss)/income	60				60
Fair value adjustments to hedging financial instruments in associated companies	1,182					1,182
Net income	101,209						101,209
Dividends declared							(152,907)
Balance, at end of year at Dec. 31, 2017	$ 1,194,997	$ 1,109	403,659	680,703	(94,612)	206	203,932
Balance, at end of year (in shares) at Dec. 31, 2017	110,930,873	110,930,873
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Purchase of Assets			0
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ 6,072
Fair value adjustments to available-for-sale securities	(100,382)
Other items	(302)
Accumulated other comprehensive loss	(94,612)
Amortization of stock-based compensation			454
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options			(33)
Shares issued		$ 85	0
Stock Issued During Period, Value, Conversion of Convertible Securities			9,927
Shares issued (in shares)		8,442,191
Transfer arising from reduction in par value of issued shares		$ 0		0
Equity component of convertible bond issuance due 2021			0						$ 7,906
Adjustment to equity component of 3.25% convertible bond issuance due 2018 arising from reacquisition of bonds			(1,096)					$ (9,933)
Fair value adjustments to hedging financial instruments	(3,433)				(3,433)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	(3,127)				(3,127)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax					(98,782)		(98,782)
Fair value adjustments to available-for-sale securities					2,244
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	0				0
Other items of comprehensive (loss)/income	(74)				(74)
Fair value adjustments to hedging financial instruments in associated companies	(206)					(206)
Net income	73,622						73,622
Dividends declared							(149,261)
Balance, at end of year at Dec. 31, 2018	$ 1,180,032	$ 1,194	468,844	$ 680,703	$ (220)	$ 0	$ 29,511
Balance, at end of year (in shares) at Dec. 31, 2018	119,373,064	119,373,064
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Purchase of Assets			$ 57,960
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (488)
Fair value adjustments to available-for-sale securities	644
Other items	(376)
Accumulated other comprehensive loss	$ (220)